Regulatory Capital Requirements under Banking Regulations [Text Block]	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements under Banking Regulations [Text Block]

20. Regulatory Capital and Other Regulatory Matters

As a bank holding company, we and our wholly owned state-chartered banking subsidiary, Ally Bank, are subject to risk-based and leverage capital requirements issued by U.S. banking regulators that require us to maintain regulatory capital ratios above minimum levels. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the consolidated financial statements or the results of operations and financial condition of Ally and Ally Bank. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, we must meet specific capital guidelines that involve quantitative measures of our assets and certain off-balance sheet items. Our capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings, and other factors.

A risk-based capital ratio is the ratio of a banking organization’s regulatory capital (numerator) to its risk-weighted assets (denominator). Under the existing Basel I capital rules, regulatory capital is divided into two tiers: Tier 1 capital and Tier 2 capital. Tier 1 capital generally consists of common equity, minority interests, qualifying noncumulative preferred stock, and the fixed rate cumulative preferred stock sold to Treasury under the Troubled Asset Relief Program (TARP), less goodwill and other adjustments. Tier 2 capital generally consists of perpetual preferred stock not qualifying as Tier 1 capital, limited amounts of subordinated debt and the allowance for loan losses, and other adjustments. The amount of Tier 2 capital may not exceed the amount of Tier 1 capital. Total regulatory capital is the sum of Tier 1 and Tier 2 capital. Under the existing Basel I capital rules, risk-weighted assets are determined by allocating assets and specified off-balance sheet financial instruments into several broad risk weight categories with higher risk weights (expressed in percentage) assigned to asset classes that present greater perceived risk. Under the existing Basel I capital rules, banking organizations are required to maintain a minimum Total risk-based capital ratio (Total capital to risk-weighted assets) of 8% and a Tier 1 risk-based capital ratio (Tier 1 capital to risk-weighted assets) of 4%.

The U.S. banking regulators also have established minimum leverage capital ratio requirements. The Tier 1 leverage ratio is defined as Tier 1 capital divided by adjusted quarterly average total assets (which reflect adjustments for disallowed goodwill and certain intangible assets). Under the existing Basel I capital rules, the minimum U.S. Tier 1 leverage ratio is 3% or 4% depending on factors specified in the regulations.

Under the U.S. banking regulators’ existing regulations, a banking organization meets the regulatory definition of “well-capitalized” when its Total risk-based capital ratio equals or exceeds 10% and its Tier 1 risk-based capital ratio equals or exceeds 6%; and for insured depository institutions, when its Tier 1 leverage ratio equals or exceeds 5%, unless subject to a regulatory directive to maintain higher capital levels. To maintain its status as a financial holding company, Ally and its bank subsidiary, Ally Bank, must remain “well-capitalized” and “well-managed,” as defined under applicable law.

As discussed below, the U.S. banking regulators have issued the U.S. Basel III final rules to replace the existing Basel I capital rules. Effective January 1, 2015, the “well-capitalized” standard for Ally Bank will be revised to reflect the higher capital requirements in the U.S. Basel III final rules.

In the context of capital planning and stress testing, the U.S. banking regulators have also developed a measure of capital called “Tier 1 common,” which is defined as Tier 1 capital less noncommon elements, including qualifying perpetual preferred stock, minority interest in subsidiaries, trust preferred securities, and mandatory convertible preferred securities. Tier 1 common is used by banking regulators, investors and analysts to assess and compare the quality and composition of Ally’s capital with the capital of other financial services companies. Also, bank holding companies with total consolidated assets of $50 billion or more, such as Ally, must develop and maintain a capital plan annually, and among other elements, the capital plan must include a discussion of how we will maintain a pro forma Tier 1 common risk-based capital ratio (Tier 1 common to risk-weighted assets) above 5% under expected conditions and certain stressed scenarios.

On October 29, 2010, Ally, IB Finance Holding Company, LLC, Ally Bank, and the Federal Deposit Insurance Corporation (FDIC) entered into a Capital and Liquidity Maintenance Agreement (CLMA). The effective date of the CLMA was August 24, 2010. The CLMA requires capital at Ally Bank to be maintained at a level such that Ally Bank’s leverage ratio is at least 15%. For this purpose, the leverage ratio is determined in accordance with the FDIC’s regulations related to capital maintenance.

The following table summarizes our capital ratios.

	2013		2012		Required minimum			Well- capitalized minimum
December 31, ($ in millions)	Amount	Ratio	Amount	Ratio
Risk-based capital
Tier 1 (to risk-weighted assets)
Ally Financial Inc.	$15,165	11.79%	$20,232	13.13%	4.00%			6.00%
Ally Bank	15,159	16.73	14,136	16.26	4.00			6.00
Total (to risk-weighted assets)
Ally Financial Inc.	$16,405	12.76%	$21,669	14.07%	8.00%			10.00%
Ally Bank	15,809	17.45	14,827	17.06	8.00			10.00
Tier 1 leverage (to adjusted quarterly average assets) (a)
Ally Financial Inc.	$15,165	10.23%	$20,232	11.16%	3.00–4.00%			(b	)
Ally Bank	15,159	15.77	14,136	15.30	15.00	(c	)	5.00%
Tier 1 common (to risk-weighted assets)
Ally Financial Inc.	$11,366	8.84%	$10,749	6.98%	n/a			n/a
Ally Bank	15,159	16.73	14,136	16.26	n/a			n/a

n/a = not applicable

(a)	Federal regulatory reporting guidelines require the calculation of adjusted quarterly average assets using a daily average methodology.

(b)	Currently, there is no Tier 1 leverage component in the definition of “well-capitalized” for a bank holding company.

(c)	Ally Bank, in accordance with the CLMA, is required to maintain a Tier 1 leverage ratio of at least 15%.

At December 31, 2013, Ally and Ally Bank were “well-capitalized” and met all capital requirements to which each was subject.

Basel Capital Accord and Other Regulatory Matters

In December 2010, the Basel Committee on Banking Supervision (Basel Committee) reached an agreement on the Basel III capital framework, which was designed to increase the quality and quantity of regulatory capital by introducing new risk-based and leverage capital standards. In July 2013, the U.S. banking regulators finalized rules implementing the Basel III capital framework and related Dodd-Frank Act provisions. The U.S. Basel III final rules represent substantial revisions to the existing regulatory capital standards for U.S. banking organizations. Ally will become subject to the U.S. Basel III final rules beginning on January 1, 2015. Certain aspects of the U.S. Basel III final rules, including the new capital buffers and regulatory capital deductions, will be phased in over several years.

Once fully phased in, the U.S. Basel III final rules will subject Ally to a minimum Common Equity Tier 1 risk-based capital ratio of 4.5%, a minimum Tier 1 risk-based capital ratio of 6%, and a minimum Total risk-based capital ratio of 8% on a fully phased-in basis. Ally will also be subject to a 2.5% Common Equity Tier 1 capital conservation buffer. Failure to maintain such buffers will result in restrictions on Ally’s ability to make capital distributions, including dividend payment, stock repurchases and redemptions, and pay discretionary bonuses to executive officers. In addition to these new risk-based capital standards, the U.S. Basel III final rules require large internationally active U.S. banking organizations (advanced approaches banking organizations) to comply with a minimum Basel III supplementary leverage ratio of 3%. Ally is not an advanced approaches banking organization and therefore will not be subject to the Basel III supplementary leverage ratio requirement. The U.S. Basel III final rules subjects all U.S. banking organizations, including Ally, to a minimum Tier 1 leverage ratio of 4%, the denominator of which only takes into account on-balance sheet assets. Effective January 1, 2015, the “well-capitalized” standard for Ally Bank will be revised to reflect the higher capital requirements in the U.S. Basel III final rules.

In addition to introducing new capital ratios, the U.S. Basel III final rules revise the eligibility criteria for regulatory capital instruments and provides for the phase-out of existing capital instruments that do not satisfy the new criteria. Subject to certain exceptions (e.g., for certain debt or equity issued to the U.S. government under the Emergency Economic Stabilization Act), trust preferred and other “hybrid” securities will be phased out from a banking organization’s Tier 1 capital by January 1, 2016. Also, certain new items will be deducted from Common Equity Tier 1 capital and certain existing regulatory capital deductions will be modified. Among other things, the final rules require significant investments in the common shares of unconsolidated financial institutions, MSRs, and certain deferred tax assets that exceed specified individual and aggregate thresholds to be deducted from Common Equity Tier 1 capital.

Beginning on January 1, 2015, the U.S. Basel III final rules will replace the existing Basel I-based approach for calculating risk-weighted assets with the U.S. Basel III standardized approach that, among other things, modifies certain existing risk weights and introduces new methods for calculating risk-weighted assets of certain types of assets and exposures. In December 2013, the Board of Governors of the Federal Reserve System (FRB) made technical revisions to the market risk capital rule, which only applies to banking organizations with significant trading assets and liabilities. Ally is currently not subject to the market risk capital rule.

Compliance with evolving capital requirements is a strategic priority for Ally. We expect to be in compliance with all applicable requirements within the established timeframes.

Depository Institutions

Ally Bank is a state nonmember bank, chartered by the State of Utah, and subject to the supervision of the FDIC and the Utah Department of Financial Institutions. Ally Bank’s deposits are insured by the FDIC, and Ally Bank is required to file periodic reports with the FDIC concerning its financial condition. Total assets of Ally Bank were $98.7 billion and $94.8 billion at December 31, 2013 and 2012, respectively. Ally Bank is subject to Utah law (and, in certain instances, federal law) that places restrictions and limitations on the amount of dividends or other distributions. Ally Bank did not make any dividend or other distributions to Ally in 2013, 2012, or 2011.

The FRB requires banks to maintain minimum average reserve balances. The amount of the required reserve balance for Ally Bank was $416 million and $214 million at December 31, 2013 and 2012, respectively.

U.S. Mortgage Business

Our U.S. mortgage business is subject to extensive federal, state, and local laws, rules, and regulations, in addition to judicial and administrative decisions that impose requirements and restrictions on this business. As a Federal Housing Administration-approved lender, Ally Bank is required to submit audited financial statements to the Department of Housing and Urban Development on an annual basis. The U.S. mortgage business is also subject to examination by the Federal Housing Commissioner to assure compliance with Federal Housing Administration regulations, policies, and procedures. The federal, state, and local laws, rules, and regulations to which our U.S. mortgage business is subject, among other things, impose licensing obligations and financial requirements; limit the interest rates, finance charges, and other fees that can be charged; regulate the use of credit reports and the reporting of credit information; impose underwriting requirements; regulate marketing techniques and practices; require the safeguarding of nonpublic information about customers; and regulate servicing practices, including the assessment, collection, foreclosure, claims handling, and investment and interest payments on escrow accounts.

Ally Bank is required to satisfy regulatory net worth requirements. Failure to meet minimum capital requirements can initiate certain mandatory actions by federal, state, and foreign agencies that could have a material effect on our results of operations and financial condition. Ally Bank was in compliance with these requirements at December 31, 2013.

Insurance Companies

Our Insurance operations are subject to certain minimum aggregate capital requirements, net asset and dividend restrictions under applicable state and foreign insurance law, and the rules and regulations promulgated by various U.S. and foreign regulatory agencies. Under various state and foreign insurance regulations, dividend distributions may be made only from statutory unassigned surplus, with approvals required from the regulatory authorities for dividends in excess of certain statutory limitations. At December 31, 2013, the maximum dividend that could be paid by the U.S. insurance subsidiaries over the next twelve months without prior statutory approval was $110 million.